Subsequent Events	12 Months Ended
Aug. 31, 2018
Subsequent Events
Subsequent Events
16.	Subsequent Events

On October 31, 2018, the Company, Grown Rogue Unlimited LLC (“Grown Rogue”), Grown Rogue Canada Inc. (“Grown Rogue Canada”) and Novicius Acquisition Corp. (“Acquisition Corp”) entered into a definitive transaction agreement (the “Definitive Agreement”) which set out the terms for the reverse take-over of the Company by Grown Rogue and the related transactions (the ’‘Transaction”). On the closing date of the Transaction, the Company acquired the business of Grown Rogue and the funds raised by Grown Rogue Canada. Effective November 1, 2018, in preparation for the Transaction, the Company completed a consolidation (the “Consolidation”) of its common shares on the basis of 1.4 pre-consolidated common shares for 1 post-consolidated common share (a “Resulting Issuer Share”) and changed its name to “Grown Rogue International Inc.”. In consideration for all of the equity interests of Grown Rogue, the unitholders and warrant holders of Grown Rogue received an aggregate of 60,746,202 Resulting Issuer Shares at a deemed price of $0.44 per share and 5,446,202 Resulting Issuer Warrants with an exercise price of $0.55 per share. As part of the transaction, Grown Rogue also completed a non-brokered private placement of subscription receipts for gross proceeds of $1,646,050, with each subscription receipt being sold for $0.44.

In accordance with debt settlement agreements between the Company and certain of its creditors, the parties agreed to assign an aggregate of $369,508 in indebtedness owing to the Company to Acquisition Corp. The debt was subsequently converted (the “Debt Conversion”) into 839,790 units of Acquisition Corp. at $0.44 per unit (the “Debt Conversion Units”). Each Debt Conversion Unit was comprised of one common share of Acquisition Corp. (a “Debt Conversion Share”) and one Novicius AcquisitionCo purchase warrant (“Novicius AcquisitionCo Warrants”). Each Novicius AcquisitionCo Warrant is exercisable into one common share at an exercise price of $0.55 per share for 24 months. In accordance with the Definitive Agreement, the Debt Conversion Shares were exchanged for 839,790 Resulting Issuer Shares at the time of the amalgamation for Grown Rogue Canada and Acquisition Corp., and the 839,790 Novicius AcquisitionCo Warrants were exchanged, without additional consideration or action, for the same number of warrants of the Company.